Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (56,362)	$ (7,721)	¥ (25,466)	¥ (57,667)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,057	419	2,607	2,093
Amortization of right-of-use assets	5,450	747	5,719	5,611
Loss on termination of right-of-use assets				1,750
Allowance for expected credit losses	5,264	721	1,196	9,801
Loss on impairment of property, plant and equipment			1,896
Loss on impairment of inventories				180
Loss on impairment of long-term investment	10,503	1,439	100
Share of loss in equity method investee	295	40	94	39
Reversal of loss on impairment of Inventories	(79)	(11)
Changes in operating assets and liabilities:
Accounts receivables	3,811	522	(14,168)	(1,424)
Inventories	(4,354)	(596)	107	7,810
Advance to suppliers	1,499	205	(3,929)	61,085
Other current assets	8,174	1,119	(21,228)	(23,023)
Amount due from related parties	(1,514)	(207)	(22)	84
Other non-current assets	(45,704)	(6,262)	30
Accounts payables	4,076	558	(899)	1,331
Accrued expenses and other payables	(1,862)	(255)	(15,106)	32,160
Income tax payables	(31)	(4)	2,621	(3)
Advance from customers	(1,451)	(199)	(721)	(50,420)
Amount due to related parties	(2,192)	(300)	5,180	140
Operating lease liabilities	(1,750)	(240)	(3,453)	(2,439)
Net cash used in operating activities	(73,170)	(10,025)	(65,442)	(12,892)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(10)	(1)	(881)	(7,769)
Proceeds from disposal of property, plant and equipment	130	18
Purchases of intangible assets				(31)
Loans received/(provided) from/(to) third parties	16,734	2,293	(33,255)	(3,859)
Received from refundable deposit for investment	32,975	4,518	7,409	2,122
Prepayment			(42,599)
Payment for deferred consideration in relation to investment			(3,000)
Increase in long-term investments	(736)	(102)	(11,750)	(1,850)
Net cash (used in)/ provided by investing activities	49,093	6,726	(84,076)	(11,387)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution by non-controlling shareholders			5,000	5,000
Loans received from a third party			15,006
Loans received from long-term bank borrowing
Proceeds from issuance of ordinary shares	25,873	3,545	156,197
Repayments of short-term bank borrowing
Proceeds from short-term bank borrowing	10,172	1,394	5,000
Repayments of long-term bank borrowing	(3,000)	(411)	(500)	(500)
Repayments of loan payable	(20,087)	(2,752)	(1,300)
Net cash provided by financing activities	12,958	1,776	179,403	4,500
Net (decrease)/increase in cash and cash equivalents and restricted cash	(11,119)	(1,523)	29,885	(19,779)
Effects of exchange rate changes	(446)	(61)	446
Cash and cash equivalents and restricted cash at beginning of year	36,239	4,965	5,908	25,687
Cash and cash equivalents and restricted cash at end of year	24,674	3,381	36,239	5,908
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities			4,698	6,603
Derecognition of right-of-use assets				7,408
Derecognition of lease liabilities				5,658
Issue of share for right-of-use assets			¥ 3,428